Leases - Summary of Detailed Information About Right Of Use Assets Explanatory (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leased right-of-use assets
Impairment charge for year	$ (827)	$ (8)	$ (66)
Lease liabilities
At 1 January	1,697
At 31 December	1,635	1,697
Lease liabilities [member]
Lease liabilities
At 1 January	1,697
Effect of adopting IFRS 16		2,263
Translation adjustment	43	(2)
Addition of right-of-use assets	166	182
Arising on acquisition (note 32)	12	71
Disposals	(44)	(499)
Remeasurements	19	38
Payments	(326)	(433)
Discount unwinding	68	77
At 31 December	1,635	1,697
Leased right-of-use assets [member]
Leased right-of-use assets
At 1 January, net carrying amount	1,652
Effect of adopting IFRS 16		2,246
Translation adjustment	41	(2)
Transfer from/(to) owned assets	(7)	(14)
Additions at cost	166	182
Arising on acquisition (note 32)	12	74
Disposals at net carrying amount	(45)	(499)
Adjustment as a result of remeasurement of lease liability	19	38
Depreciation charge for year	(279)	(373)
Impairment charge for year	(9)
At 31 December, net carrying amount	1,550	1,652
Leased right-of-use assets [member] | Cost [member]
Leased right-of-use assets
At 1 January, net carrying amount	1,937
At 31 December, net carrying amount	2,069	1,937
Leased right-of-use assets [member] | Accumulated depreciation [member]
Leased right-of-use assets
At 1 January, net carrying amount	(285)
At 31 December, net carrying amount		(285)
Leased right-of-use assets [member] | Accumulated amortisation (and impairment charges) [member]
Leased right-of-use assets
At 31 December, net carrying amount	(519)
Land and buildings [member] | Lease liabilities [member]
Lease liabilities
At 1 January	1,263
Effect of adopting IFRS 16		1,711
Translation adjustment	30	(4)
Reclassification	(6)
Addition of right-of-use assets	59	53
Arising on acquisition (note 32)	12	70
Disposals	(31)	(431)
Remeasurements	9	25
Payments	(162)	(222)
Discount unwinding	54	61
At 31 December	1,228	1,263
Land and buildings [member] | Leased right-of-use assets [member]
Leased right-of-use assets
At 1 January, net carrying amount	1,221	0
Effect of adopting IFRS 16		1,695
Translation adjustment	28	(4)
Transfer from/(to) owned assets	(5)	5
Additions at cost	59	53
Arising on acquisition (note 32)	12	70
Disposals at net carrying amount	(32)	(430)
Adjustment as a result of remeasurement of lease liability	9	25
Depreciation charge for year	(132)	(193)
Impairment charge for year	(9)
At 31 December, net carrying amount	1,151	1,221	0
Land and buildings [member] | Leased right-of-use assets [member] | Cost [member]
Leased right-of-use assets
At 1 January, net carrying amount	1,354
At 31 December, net carrying amount	1,419	1,354
Land and buildings [member] | Leased right-of-use assets [member] | Accumulated depreciation [member]
Leased right-of-use assets
At 1 January, net carrying amount	(133)
At 31 December, net carrying amount		(133)
Land and buildings [member] | Leased right-of-use assets [member] | Accumulated amortisation (and impairment charges) [member]
Leased right-of-use assets
At 31 December, net carrying amount	(268)
Plant and machinery [member] | Lease liabilities [member]
Lease liabilities
At 1 January	382
Effect of adopting IFRS 16		487
Translation adjustment	12	2
Reclassification	5
Addition of right-of-use assets	82	97
Arising on acquisition (note 32)	0	1
Disposals	(11)	(51)
Remeasurements	7	9
Payments	(139)	(177)
Discount unwinding	12	14
At 31 December	350	382
Plant and machinery [member] | Leased right-of-use assets [member]
Leased right-of-use assets
At 1 January, net carrying amount	378	0
Effect of adopting IFRS 16		486
Translation adjustment	11	2
Transfer from/(to) owned assets	(2)	(19)
Additions at cost	82	97
Arising on acquisition (note 32)	0	4
Disposals at net carrying amount	(11)	(52)
Adjustment as a result of remeasurement of lease liability	7	9
Depreciation charge for year	(123)	(149)
At 31 December, net carrying amount	342	378	0
Plant and machinery [member] | Leased right-of-use assets [member] | Cost [member]
Leased right-of-use assets
At 1 January, net carrying amount	508
At 31 December, net carrying amount	553	508
Plant and machinery [member] | Leased right-of-use assets [member] | Accumulated depreciation [member]
Leased right-of-use assets
At 1 January, net carrying amount	(130)
At 31 December, net carrying amount		(130)
Plant and machinery [member] | Leased right-of-use assets [member] | Accumulated amortisation (and impairment charges) [member]
Leased right-of-use assets
At 31 December, net carrying amount	(211)
Other [member] | Lease liabilities [member]
Lease liabilities
At 1 January	52
Effect of adopting IFRS 16		65
Translation adjustment	1	0
Reclassification	1
Addition of right-of-use assets	25	32
Arising on acquisition (note 32)		0
Disposals	(2)	(17)
Remeasurements	3	4
Payments	(25)	(34)
Discount unwinding	2	2
At 31 December	57	52
Other [member] | Leased right-of-use assets [member]
Leased right-of-use assets
At 1 January, net carrying amount	53	0
Effect of adopting IFRS 16		65
Translation adjustment	2	0
Transfer from/(to) owned assets		0
Additions at cost	25	32
Arising on acquisition (note 32)	0	0
Disposals at net carrying amount	(2)	(17)
Adjustment as a result of remeasurement of lease liability	3	4
Depreciation charge for year	(24)	(31)
At 31 December, net carrying amount	57	53	$ 0
Other [member] | Leased right-of-use assets [member] | Cost [member]
Leased right-of-use assets
At 1 January, net carrying amount	75
At 31 December, net carrying amount	97	75
Other [member] | Leased right-of-use assets [member] | Accumulated depreciation [member]
Leased right-of-use assets
At 1 January, net carrying amount	(22)
At 31 December, net carrying amount		$ (22)
Other [member] | Leased right-of-use assets [member] | Accumulated amortisation (and impairment charges) [member]
Leased right-of-use assets
At 31 December, net carrying amount	$ (40)